Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Cash	$ 1,782	$ 1,971
Cash equivalents	198	234
Cash and Cash Equivalents	$ 1,980	$ 2,205	$ 1,885